Income tax - Summary of deferred income tax reconciliation (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Non-capital loss carryforward	$ 11,594	$ 11,803	$ 11,092
Resource expenditures	2,935	2,683	2,647
Equipment	280	278	272
Share issue and legal costs	14	26	15
Other	15,251	12,190	11,957
Deferred tax assets	30,074	26,980	25,983
Unrecognized tax assets	(30,074)	(26,939)	(25,954)
Net deferred income tax assets	0	41	29
Deferred income tax liabilities:
Foreign exchange on loan	0	(25)	(29)
Mineral property interests	0	(16)	0
Net deferred income tax liabilities	0	(41)	(29)
Net deferred income tax	$ 0	$ 0	$ 0